NOTE 15. Summary of stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	1,560,629	1,623,704	1,580,112
Options Granted			72,000
Options Exercised	(29,250)
Options Forfeited	(16,003)	(63,075)	(28,408)
Options Outstanding, Ending	1,515,376	1,560,629	1,623,704	1,580,112
Weighted Average Exercise Price, Beginning	$ 12.35	$ 19.67	$ 19
Weighted Average Exercise Price, Options Granted			$ 36.38
Weighted Average Exercise Price, Options Exercised	$ 9.5
Weighted Average Exercise Price, Options Forfeited	$ 12.25	$ 13.66	$ 24.89
Weighted Average Exercise Price, Ending	$ 12.37	$ 12.35	$ 19.67	$ 19
Weighted Average Remaining Life (Years)	6 years 18 days	7 years 14 days	8 years 14 days	8 years 11 months 26 days
Aggregate Intrinsic Value, Ending	$ 11,563	$ 13,501	$ 7,841	$ 11,329